LEASES (Tables)	12 Months Ended
Dec. 31, 2015
LEASES
Schedule of minimum future lease revenues	The minimum future lease revenues under these gas tolling arrangements at December 31, 2015 are as follows (thousands):

2016	$18,745
2017	11,734
2018	11,734
2019	5,867
$48,080

Schedule of operating lease commitments	Our operating lease commitments for this gas tolling arrangement at December 31, 2015 are as follows (thousands):

2016	$5,519
2017	5,678
2018	5,855
2019	6,031
$23,083